RELATED PARTY TRANSACTIONS (Details) (Sponsors, USD $)	5 Months Ended
Aug. 30, 2012
Sponsors
RELATED PARTY TRANSACTIONS
Term of the fee agreement from the date of the original fee agreement for which annual fees are payable	12 years
Annual management fee	$ 5,000,000